Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Activity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	$ 58,516	$ 54,922
Change in estimate of discounted cash flows	13,364	2,490
Accretion recorded during the year	1,052	1,104
Balance, end of the year	72,932	58,516
Less: current portion of decommissioning and restoration liability	2,489	2,445
Non-current decommissioning and restoration liability	70,443	56,071
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	56,429	54,756
Change in estimate of discounted cash flows	13,086	571
Accretion recorded during the year	976	1,102
Balance, end of the year	70,491	56,429
Less: current portion of decommissioning and restoration liability	2,489	2,445
Non-current decommissioning and restoration liability	68,002	53,984
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	2,087	166
Change in estimate of discounted cash flows	278	1,919
Accretion recorded during the year	76	2
Balance, end of the year	2,441	2,087
Less: current portion of decommissioning and restoration liability	0	0
Non-current decommissioning and restoration liability	$ 2,441	$ 2,087